CONCENTRATIONS AND RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
CONCENTRATIONS AND RISKS

15. CONCENTRATIONS AND RISKS

Credit risk

Bank balances

The Group believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiary is located.

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

Receivables from customers

The Group’s securities trading activities are transacted on a cash basis. The Group’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations.

Other current assets

The Group is exposed to risk from other current assets. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Concentration of credit risk

The Group’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer A	*	*	4,900,000	82%
Customer B	99,314	58%	*	*

Details of the customer accounting for 10% or more of total receivables from customers are as follows:

	As of December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer B	*	*	211,745	77%

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of December 31,
	2023	2023	2024	2024
	HK$	%	HK$	%

Customer C	949,871	26%	949,871	25%
Customer D	922,299	25%	922,299	24%

*	Less than 10%

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

15.	CONCENTRATIONS AND RISKS (Continued)

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in the functional currency of the operating subsidiary, HK$. In the opinion of the directors of the Group, the currency risk of US$ is considered insignificant as HK$ is pegged to US$ and therefore no sensitivity analysis is presented.

Market and geographic risk

The Group’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Group’s business, financial condition, and results of operations.

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
CONCENTRATIONS AND RISKS

18.	CONCENTRATIONS AND RISKS

Credit risk

Bank balances

The Group believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiary is located.

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

Receivables from customers

The Group’s securities trading activities are transacted on a cash basis. The Group’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations.

Other current assets

The Group is exposed to risk from other current assets. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Concentration of credit risk

The Group’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the six months ended June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Customer E	*	*	1,547,300	18%
Customer F	*	*	1,047,000	12%
Customer G	*	*	1,042,000	12%
Customer H	*	*	1,041,585	12%
Customer I	*	*	1,032,485	12%
Customer J	*	*	1,031,985	12%
Customer A	4,900,000	94%	*	*

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of
	December 31,	December 31,	June 30,	June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
			(Unaudited)	(Unaudited)

Customer K	*	*	1,298,785	95%
Customer B	211,745	77%	*	*

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of
	December 31,	December 31,	June 30,	June 30,
	2024	2024	2025	2025
	HK$	%	HK$	%
			(Unaudited)	(Unaudited)

Customer L	*	*	40,008,605	72%
Customer M	*	*	10,300,000	19%
Customer C	949,871	25%	*	*
Customer D	922,299	24%	*	*

*	Less than 10%

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)

18.	CONCENTRATIONS AND RISKS (Continued)

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in the functional currency of the operating subsidiary, HK$. In the opinion of the directors of the Group, the currency risk of US$ is considered insignificant as HK$ is pegged to US$ and therefore no sensitivity analysis is presented.

Market and geographic risk

The Group’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Group’s business, financial condition, and results of operations.